Share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of share-based payment schemes	The charge for the year arising from share based payment schemes was as follows:

	Charge for the year
	2024	2023	2022
	£m	£m	£m
Share Value Plan and Deferred Share Value Plan	287	254	270
Others	133	144	153
Total equity settled	420	398	423
Cash settled	9	3	3
Total share based payments	429	401	426

Disclosure of share option and award plans	The weighted average fair value per award granted, weighted average share price at the date of exercise/release of shares during the year, weighted average contractual remaining life, and number of options and awards outstanding (including those exercisable) at the balance sheet date were as follows:

	2024				2023

	Weighted average fair value per award granted in year	Weighted average share price at exercise/ release during year	Weighted average remaining contractual life	Number of options/ awards outstanding	Weighted average fair value per award granted in year	Weighted average share price at exercise/ release during year	Weighted average remaining contractual life	Number of options/ awards outstanding
	£	£	in years	(000s)	£	£	in years	(000s)
SVP and DSVP[1,2]	1.52	1.74	1	441,713	1.49	1.68	1	435,820
Others[1,3]	0.81-2.1	1.72-2.13	0-2	43,901	0.31-1.69	1.42-1.69	0-2	51,363

Disclosure of movements in options and awards	The movement in the number of options and awards for the major schemes and the weighted average exercise price of options was:

	SVP and DSVP[1,2]		Others[1,3]

	Number (000s)		Number (000s)		Weighted average exercise price (£)
	2024	2023	2024	2023	2024	2023
Outstanding at beginning of year/acquisition date	435,820	445,673	51,363	47,610	1.05	0.97
Transfers within the year[4]	(2,528)	214	1,780	9,700
Granted in the year	202,420	208,395	84,383	100,831	1.79	1.17
Exercised/released in the year	(171,810)	(179,285)	(90,721)	(102,130)	0.95	0.88
Less: forfeited in the year	(22,189)	(39,177)	(2,611)	(4,112)	1.20	1.17
Less: expired in the year	—	—	(293)	(536)	1.25	1.47
Outstanding at end of year	441,713	435,820	43,901	51,363	1.17	1.05
Of which exercisable:	—	—	4,956	11,898	1.23	0.87
Notes
1  Options/award granted over Barclays PLC shares.
2  Weighted average exercise price is not applicable for SVP and DSVP awards as these are not share option schemes.
3  The number of awards within Others at the end of the year principally relates to Sharesave (number of awards exercisable at end of year was 828,340). The weighted average exercise price relates to Sharesave.
4  Awards of employees transferred between the Barclays Bank Group and the rest of the Barclays PLC Group.